UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $102,330,710)
COMMON STOCK — 64.8%
	Shares	Value

AUSTRALIA — 0.7%
Fortescue Metals Group	215,070	$724,048

BELGIUM — 0.8%
KBC Groep	15,325	796,448

BRAZIL — 0.6%
Banco do Brasil	18,700	121,691
BM&F Bovespa SA	18,900	111,101
Cia Energetica de Minas Gerais ADR	52,700	145,979
Fibria Celulose	12,200	74,538
Gerdau ADR	54,657	128,991

		582,300

CANADA — 4.4%
Agnico Eagle Mines	22,840	1,327,918
Barrick Gold	57,189	1,250,152
BCE	15,350	735,140
Franco-Nevada	15,830	1,219,385

		4,532,595

CHINA — 1.6%
Alibaba Group Holding ADR *	15,857	1,307,885
Beijing Capital International Airport, Cl H	86,000	99,209
FIH Mobile	150,000	51,041
Huaneng Power International, Cl H	144,000	88,163
Sohu.com *	2,396	92,677

		1,638,975

COLOMBIA — 0.1%
Almacenes Exito	16,910	77,114

DENMARK — 1.0%
Vestas Wind Systems	14,525	1,013,806

FINLAND — 1.0%
UPM-Kymmene	49,723	1,024,535

FRANCE — 2.8%
Peugeot *	47,593	718,857
Total S.A.	28,224	1,349,274
Vinci	11,008	835,523

		2,903,654

GREECE — 0.0%
Costamare	5,563	54,462

HONG KONG — 0.7%
China Everbright	26,000	49,598
China Galaxy Securities, Cl H	109,500	94,703
China Merchants Bank, Cl H	21,500	46,002
China Resources Cement Holdings	298,000	108,316
China Resources Power Holdings	62,000	98,773
Guangzhou R&F Properties	33,600	50,843
Haitong International Securities Group	80,000	48,257
Huabao International Holdings	132,000	47,298
KWG Property Holding	82,000	50,732
Shanghai Industrial Holdings	21,000	49,100
Sunac China Holdings	73,000	45,823

		689,445

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

IRELAND — 1.0%
Paddy Power	8,624	$1,012,376

JAPAN — 11.8%
Maeda Road Construction	36,907	705,695
Mixi	17,300	625,638
Nippon Telegraph & Telephone	30,000	1,435,096
Nomura Real Estate Holdings	55,500	970,373
ORIX	83,500	1,198,059
Sapporo Holdings	24,520	690,890
Sony	25,100	807,352
Sumitomo Chemical	287,032	1,294,014
Sumitomo Mitsui Financial Group	56,100	1,818,776
Sumitomo Osaka Cement	113,800	548,729
Toshiba Plant Systems & Services	36,500	649,262
Tosoh	250,000	1,293,674

		12,037,558

POLAND — 0.1%
Cyfrowy Polsat *	15,849	95,861

PUERTO RICO — 1.6%
Popular	49,766	1,676,617

RUSSIA — 0.3%
Lukoil PJSC ADR	2,226	95,161
MegaFon PJSC GDR	8,527	84,247
Mobile TeleSystems PJSC ADR	10,931	97,177

		276,585

SINGAPORE — 0.0%
Yangzijiang Shipbuilding Holdings	71,500	46,397

SPAIN — 1.4%
Banco Santander	347,313	1,473,202

TAIWAN — 0.1%
Innolux	301,000	111,262

THAILAND — 0.1%
PTT Exploration & Production	23,800	56,374

TURKEY — 0.1%
TAV Havalimanlari Holding	20,486	75,019
Turkiye Vakiflar Bankasi TAO, Cl D	27,819	41,159

		116,178

UNITED KINGDOM — 1.1%
BP	178,720	1,009,617
Sistema GDR	12,068	98,233

		1,107,850

UNITED STATES — 33.5%
AbbVie	21,546	1,426,992
Actuant, Cl A	24,119	572,826
AGCO	12,192	587,167
Agilent Technologies	14,528	698,942
Amgen	9,461	1,627,576
Briggs & Stratton	15,426	350,633

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — (continued)
Cabot	13,141	$639,835
Canadian Natural Resources	30,494	921,834
CenturyLink	30,894	971,307
Citrix Systems *	10,891	970,715
CME Group, Cl A	15,160	1,549,958
Dow Chemical	20,250	1,086,817
Dril-Quip *	12,755	694,255
Emerson Electric	21,750	1,215,825
Facebook, Cl A *	11,255	1,394,945
Ford Motor	56,622	716,835
Gilead Sciences	12,730	1,011,653
Helmerich & Payne	7,954	492,909
Home Depot	4,020	555,725
Intel	40,206	1,401,581
International Business Machines	7,396	1,187,946
Las Vegas Sands	31,624	1,601,756
Lazard, Cl A	29,446	1,052,400
Medtronic	5,602	490,903
Mosaic	21,314	575,478
MSCI, Cl A	14,037	1,207,743
National Oilwell Varco	17,335	560,787
Newmont Mining	30,100	1,324,400
Oceaneering International	11,955	333,305
Pfizer	37,205	1,372,492
PhosAgro PJSC GDR	6,310	86,257
Red Hat *	8,389	631,608
Scripps Networks Interactive, Cl A	20,674	1,365,724
Sirius XM Holdings *	234,915	1,031,277
Take-Two Interactive Software *	23,709	952,628
Valmont Industries	7,404	969,554
Xilinx	12,351	630,889

		34,263,477

TOTAL COMMON STOCK (Cost $61,840,137)		$66,311,119

U.S. TREASURY OBLIGATION — 9.6%
	Face Amount	Value
U.S. Treasury Inflation Indexed Bond
0.625%, 01/15/26	$9,402,765	$9,826,399

TOTAL U.S. TREASURY OBLIGATION (Cost $9,982,273)		$9,826,399

EXCHANGE TRADED FUNDS — 6.8%
	Shares	Value
UNITED STATES — 6.8%
iShares iBoxx $ High Yield Corporate Bond	37,362	$3,191,088
PowerShares Senior Loan Portfolio	61,900	1,436,080
SPDR Barclays High Yield Bond	63,695	2,296,842

TOTAL EXCHANGE TRADED FUNDS (Cost $6,831,461)		$6,924,010

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — 4.2%
	Face Amount	Value

AUSTRALIA — 0.1%
Rio Tinto Finance USA
3.750%, 09/20/21	$114,000	$124,416

FRANCE — 0.3%
BNP Paribas MTN
4.250%, 10/15/24	339,000	354,612

GERMANY — 0.2%
Deutsche Bank MTN
3.125%, 01/13/21	232,000	230,960

GUERNSEY — 0.3%
Credit Suisse Group Funding Guernsey
3.800%, 09/15/22	250,000	254,467

NETHERLANDS — 0.1%
Cooperatieve Rabobank UA MTN
3.875%, 02/08/22	109,000	118,988

UNITED KINGDOM — 0.7%
Barclays
3.250%, 01/12/21	345,000	349,134
HSBC Holdings
4.250%, 03/14/24	345,000	359,414

		708,548

UNITED STATES — 2.5%
Amgen
2.700%, 05/01/22	113,000	117,045
Celgene
3.250%, 08/15/22	113,000	118,558
CenturyLink
5.800%, 03/15/22	392,000	400,820
Dow Chemical
3.000%, 11/15/22	114,000	118,369
eBay
2.200%, 08/01/19	116,000	117,827
Ford Motor Credit
2.597%, 11/04/19	116,000	118,514
General Motors Financial
3.700%, 11/24/20	116,000	120,197
Gilead Sciences
3.250%, 09/01/22	110,000	117,293
MGM Resorts International
6.625%, 12/15/21	100,000	110,688
Micron Technology
5.500%, 02/01/25	660,000	592,350
Starwood Property Trust
4.550%, 03/01/18	100,000	106,562
Transocean
8.125%, 12/15/21	621,000	518,535

		2,556,758

TOTAL CORPORATE OBLIGATIONS (Cost $4,261,759)		$4,348,749

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

PREFERRED STOCK — 4.0%
	Shares	Value
UNITED STATES — 4.0%
Bank of America, 7.250%	791	$953,946
Citigroup Capital XIII, 7.122% (1)	12,817	335,677
Goldman Sachs Group, 6.300%	10,609	287,080
Hess, 8.000%	6,879	453,463
JPMorgan Chase, 6.150%	12,408	338,366
PNC Financial Services Group, 6.125% (1)	12,574	381,244
T-Mobile US, 5.500%	5,283	412,444
Wells Fargo, 7.500%	712	947,857

TOTAL PREFERRED STOCK (Cost $4,080,166)		$4,110,077

CONVERTIBLE BONDS — 0.9%
	Face Amount	Value

UNITED STATES — 0.9%
Citrix Systems
0.500%, 04/15/19	$90,000	$105,469
Intel
3.250%, 08/01/39	176,000	300,630
VEREIT
3.000%, 08/01/18	100,000	99,625
Whiting Petroleum
1.250%, 04/01/20	530,000	410,419

TOTAL CONVERTIBLE BONDS (Cost $923,386)		$916,143

TOTAL INVESTMENTS — 90.3% (Cost $87,919,182) (2)		$92,436,497

*	Non-income producing security.
(1)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2016.
(2)	At July 31, 2016, the tax basis cost of the Fund’s investments was $87,919,182 and the unrealized appreciation and depreciation were $5,233,325 and $(716,010), respectively.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

A list of the open futures contracts held by the Chiron Capital Allocation Fund (the “Fund”) at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation
MINI MSCI Emerging Markets Index	62	Sep-2016	$2,574,820	$157,646
SGX S&P CNX Nifty Index	130	Aug-2016	2,246,568	11,780

			$4,821,388	$169,426

For the period ended July 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation (Depreciation)
Morgan Stanley	8/19/16	EUR	2,700,000	USD	2,987,453	$(33,409)
Morgan Stanley	8/19/16	GBP	450,000	USD	582,907	(12,826)
Morgan Stanley	8/19/16	JPY	500,000,000	USD	4,978,657	75,138

						$28,903

For the period ended July 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open OTC swap agreements held by the Fund at July 31, 2016, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Brait	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 40 BPS	6/21/18	$89,760	$(7,073)
Morgan Stanley	Hanjin Shipping	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 45 BPS	6/17/18	96,672	53
Morgan Stanley	Hyundai	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 45 BPS	6/19/18	48,459	4,362
Morgan Stanley	Kumba Iron	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 40 BPS	6/21/18	89,939	51,182
Morgan Stanley	MSCHIEU Basket Swap **	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 40 BPS	6/4/18	(1,680,017)	(27,996)
Morgan Stanley	MSCHIJP Basket Swap **	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 40 BPS	6/4/18	(1,298,335)	(36,482)
Morgan Stanley	MSCHIUS Basket Swap **	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 40 BPS	6/4/18	(4,140,037)	(94,098)
Morgan Stanley	Posco	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 45 BPS	6/19/18	59,090	1,571
Morgan Stanley	Qatar	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 48 BPS	6/18/18	49,213	1,207
Morgan Stanley	Taiwan Fertilizer	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 40 BPS	7/18/18	48,794	1,389
UBS	Air Arabia	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED — 35 BPS	12/7/17	(90,067)	7,006

					$(6,726,529)	$ (98,879)

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of July 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)

MSCHIEU Index
4,182	AAK	$(231,899)	$(3,864)
2,721	Ackermans & Van Haaren	(25,780)	(430)
5,802	Adecco Group	(26,976)	(450)
6,400	Alkermes PLC	(27,511)	(458)
12,879	Alstom	(24,858)	(414)
8,417	Associated British Foods PLC	(19,198)	(320)
19,584	Azimut Holdings	(24,054)	(401)
24,561	Capita PLC	(19,393)	(323)
81,041	Capital & Counties	(14,220)	(237)
28,763	Credit Suisse Group	(27,757)	(463)
9,938	CTS Eventim	(27,028)	(450)
22,295	Deutsche Bank	(23,472)	(391)
37,260	Essentra PLC	(13,075)	(218)
15,834	Glanbia	(23,614)	(394)
10,167	Hennes & Mauritz	(230,115)	(3,835)
57,035	Howden Joinery Group PLC	(20,015)	(334)
52,370	ICAP PLC	(18,378)	(306)
7,751	Julius Baer	(26,521)	(442)
92,673	Ocado Group PLC	(16,261)	(271)
132,546	Royal Bank of Scotland Group	(11,628)	(194)
10,230	Schibsted	(237,823)	(3,963)
36,586	SEB	(240,726)	(4,011)
28,156	St. James’s Place PLC	(22,231)	(370)
39,343	Standard Chartered PLC	(20,710)	(345)
24,295	Swedish Orphan Biovitrum	(232,326)	(3,871)
15,956	Travis Perkins PLC	(20,997)	(350)
10,520	Zalando	(30,457)	(508)
13,105	Zodiac Aerospace	(22,994)	(383)

		$(1,680,017)	$(27,996)

MSCHIJP Index
19,283	Aiful	$(66,794)	$(1,877)
3,594	ASICS	(76,180)	(2,140)
1,761	ASKUL	(69,917)	(1,965)
1,464	Calbee	(73,520)	(2,066)
8,904	Chiyoda	(72,197)	(2,029)
5,987	DMG Mori Ltd	(72,750)	(2,044)
1,002	Ezaki Glico Ltd	(68,787)	(1,933)
226	Fast Retailing, Ltd.	(84,195)	(2,366)
2,005	H.I.S. Ltd.	(61,283)	(1,722)
6,350	Isetan Mitsukoshi Holdings Ltd	(71)	(2)
1,515	Izumi Ltd	(17)	—
1,579	Japan Airport Terminal Ltd	(80,571)	(2,264)
696	KOSE	(74,280)	(2,087)
1,905	Monotaro Ltd	(21)	(1)
2,410	Nabtesco	(74,338)	(2,089)
2,164	Pigeon	(62,183)	(1,747)
5,419	Rakuten	(70,921)	(1,993)
2,818	Resorttrust	(73,593)	(2,068)
3,711	Santen Pharmaceutical Ltd	(70,966)	(1,994)
4,653	Takara Bio	(77,945)	(2,190)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)

MSCHIJP Index (continued)
3,631	Temp Holdings Ltd	$(40)	$(1)
6,121	Topcon	(67,766)	(1,904)

		$(1,298,335)	$(36,482)

MSCHIUS Index
5,526	Acadia Healthcare	$(55,606)	$(1,264)
3,696	AerCap Holdings	(61,005)	(1,387)
1,374	Alexion Pharmaceuticals	(49,780)	(1,131)
2,647	Alkermes PLC	(61,794)	(1,404)
3,589	Allergan plc	(50,569)	(1,149)
1,819	Allied World Assurance Holdings	(62,953)	(1,431)
2,255	American Express	(61,718)	(1,403)
2,848	Apollo Global Management LLC	(60,755)	(1,381)
2,777	Ashland	(55,883)	(1,270)
5,345	BioMarin Pharmaceutical	(62,397)	(1,418)
6,956	Boston Beer	(72,805)	(1,655)
4,323	Buffalo Wild Wings	(52,200)	(1,186)
3,287	CarMax	(78,068)	(1,774)
605	Cavium	(61,408)	(1,396)
1,515	Celgene	(55,503)	(1,262)
2,451	Charles Schwab	(57,219)	(1,301)
3,526	Cheniere Energy	(65,297)	(1,484)
43,199	Costco Wholesale	(52,168)	(1,186)
3,634	DexCom	(52,666)	(1,197)
3,762	Dollar Tree	(56,025)	(1,273)
1,803	Dycom Industries	(66,788)	(1,518)
931	E*TRADE Financial	(64,818)	(1,473)
4,148	Expedia	(61,781)	(1,404)
1,866	FireEye	(61,586)	(1,400)
5,731	FMC	(57,673)	(1,311)
9,479	Hanesbrands	(53,419)	(1,214)
1,651	IMAX	(55,820)	(1,269)
1,461	Impax Laboratories	(58,812)	(1,337)
3,816	Infinera	(61,445)	(1,397)
14,508	Interactive Brokers Group	(52,560)	(1,195)
2,985	Janus Capital Group	(60,084)	(1,366)
5,080	Kennedy-Wilson Holdings	(57,258)	(1,301)
1,703	KKR LP	(52,776)	(1,200)
11,051	Lions Gate Entertainment	(57,830)	(1,314)
3,889	M&T Bank	(56,354)	(1,281)
3,392	Markit Ltd	(65,537)	(1,490)
11,590	Middleby	(55,986)	(1,272)
3,373	Monster Beverage	(54,303)	(1,234)
2,356	Netflix	(76,820)	(1,746)
2,440	NetSuite	(73,676)	(1,675)
7,346	Neurocrine Biosciences	(56,183)	(1,277)
8,244	New York Community Bancorp	(59,735)	(1,358)
645	Newell Brands	(60,749)	(1,381)
6,160	Pacira Pharmaceuticals	(49,589)	(1,127)
1,066	Pandora Media	(63,065)	(1,433)
1,505	Pinnacle Foods	(56,966)	(1,295)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)

MSCHIUS Index (continued)
13,002	PriceSmart	$(73,274)	$(1,665)
354	Proofpoint	(60,340)	(1,371)
4,873	Qlik Technologies	(58,842)	(1,337)
4,299	Raymond James Financial	(58,844)	(1,337)
4,196	Restoration Hardware Holdings	(59,119)	(1,344)
1,409	Sensient Technologies	(58,432)	(1,328)
9,747	Signature Bank/New York NY	(66,699)	(1,516)
7,440	Skechers U.S.A.	(62,894)	(1,430)
2,873	Spectrum Brands Holdings	(65,916)	(1,498)
34,966	SPX	(56,301)	(1,280)
7,269	Stericycle	(52,666)	(1,197)
4,458	SunPower	(62,810)	(1,428)
5,534	Tractor Supply	(53,463)	(1,215)
9,760	TripAdvisor	(55,002)	(1,250)
4,079	Twitter	(75,530)	(1,717)
1,116	Tyler Technologies	(53,887)	(1,225)
2,618	Ulta Salon Cosmetics & Fragrance	(66,401)	(1,509)
3,247	Under Armour	(58,825)	(1,337)
1,700	Wendy’s	(61,600)	(1,400)
5,006	WhiteWave Foods	(60,447)	(1,374)
886	Workday	(60,293)	(1,370)
9,766	WR Grace	(58,971)	(1,340)
3,952	Zoetis	(62,049)	(1,410)

		$(4,140,037)	$(94,098)

For the period ended July 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

Cl — Class

CNX Nifty — Stock Market Index for Indian Equity Market

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2016 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$66,311,119	$—	$—	$66,311,119
U.S. Treasury Obligation	—	9,826,399	—	9,826,399
Exchange Traded Funds	6,924,010	—	—	6,924,010
Corporate Obligations	—	4,348,749	—	4,348,749
Preferred Stock	4,110,077	—	—	4,110,077
Convertible Bonds	—	916,143	—	916,143

Total Investments in Securities	$77,345,206	$15,091,291	$—	$92,436,497

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts ‡
Unrealized Appreciation	$169,426	$—	$—	$169,426
Forwards Contracts ‡
Unrealized Appreciation	—	75,138	—	75,138
Unrealized Depreciation	—	(46,235)	—	(46,235)
OTC Swaps ‡
Total Return Swaps
Unrealized Appreciation	—	66,770	—	66,770
Unrealized Depreciation	—	(165,649)	—	(165,649)

Total Other Financial Instruments	$169,426	$(69,976)	$—	$99,450

‡	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2016. All other transfers were considered to have occurred as of the end of the period. For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

CHI-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016